Prepaid Land Lease Payments (Details) - Land use rights - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Prepaid land lease payments	$ 11,147	$ 11,638
Less: accumulated amortization	1,573	1,377
Net carrying value	$ 9,574	$ 10,261